Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Oct. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes Integrated [Text Block]	We have developed and maintain a cybersecurity risk management methodology intended to protect the confidentiality, integrity, and availability of our critical systems and information.
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have developed and maintain a cybersecurity risk management methodology intended to protect the confidentiality, integrity, and availability of our critical systems and information. Our cybersecurity risk management methodology is integrated into our overall enterprise risk management, and shares common methodologies, reporting channels and governance processes that apply across the Company to other legal, compliance, strategic, operational, and financial risk areas. As part of our overall risk management processes and procedures, we have instituted a cybersecurity awareness designed to identify, assess and manage material risks from cybersecurity threats. The cyber risk management methodology involves risk assessments, implementation of security measures and ongoing monitoring of systems and networks, including networks on which we rely. Through our cybersecurity awareness, the current threat landscape is actively monitored in an effort to identify material risks arising from new and evolving cybersecurity threats. We may engage external experts, including cybersecurity assessors, consultants and auditors to evaluate cybersecurity measures and risk management processes as needed. We also depend on and engage various third parties, including suppliers, vendors and service providers in connection with our operations. Our risk management, legal, and compliance personnel oversee and identify, including through a third-party cybersecurity service provider, material risks from cybersecurity threats associated with our use of such entities.

Risk Management and Strategy

We recognize the importance of safeguarding the security of our computer systems, software, networks, and other technology assets. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, close monitoring on our corporate network. We may engage assessors, consultants, auditors, or other third parties to enhance our cyber security risk management processes. Any cybersecurity incidents are closely monitored for their potential impact on our business strategy, operations, and financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Role of Management [Text Block]

Governance

Our board of directors oversees the Company’s cybersecurity risks management, including our information technology and cybersecurity policies, procedures, and risk assessments. Management reports to our board of directors on information security matters as necessary, regarding any significant cybersecurity incidents, as well as any incidents with lesser impact potential. Our board of directors shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, presented by our management on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our management.

At the management level, our CEO, CFO and COO of the departments in connection with cybersecurity-related matters are responsible for assessing, identifying and managing cybersecurity risks and monitoring the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our COO and CFO report to our board of directors timely updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any. If it is determined that any incident could potentially be a material cybersecurity event, our CEO and CFO will decide on relevant response measures and management shall promptly prepare disclosure material on the cybersecurity incident for review and approval by our board of directors before it is disseminated to the public.

Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors oversees the Company’s cybersecurity risks management, including our information technology and cybersecurity policies, procedures, and risk assessments. Management reports to our board of directors on information security matters as necessary, regarding any significant cybersecurity incidents, as well as any incidents with lesser impact potential.
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true